SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES
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                        AMERICAN GENERAL LIFE INSURANCE COMPANY
                               VARIABLE SEPARATE ACCOUNT

             Polaris Select Investor Variable Annuity dated May 1, 2015

                              VARIABLE ANNUITY ACCOUNT FIVE

                    Seasons Select II Variable Annuity dated May 1, 2015


         THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                             FS VARIABLE SEPARATE ACCOUNT

              Polaris Select Investor Variable Annuity dated May 1, 2015
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Effective December 21, 2015, PNC Capital Advisors, LLC replaced ClearBridge
Investments, LLC as manager of a component of the Seasons Series Trust Small Cap Portfolio as follows:


Underlying Fund:         Formerly Managed by:                          Newly Managed by:
----------------         --------------------                          -----------------

Small Cap Portfolio      ClearBridge Investments, LLC,                 PNC Capital Advisors, LLC,
                         J.P. Morgan Investment Management Inc.        J.P. Morgan Investment Management Inc.
                         and SunAmerica Asset Management, LLC          and SunAmerica Asset Management, LLC






Dated:  December 21, 2015


                   Please keep this Supplement with your Prospectus